Retirement Benefit Plans - Fair Value of Plan Assets by Major Categories (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [abstract]
Cash	$ 707.5	$ 818.4
Equity instruments	1,993.3	1,853.0
Debt instruments	1,223.1	1,257.7
Fair value of plan assets	$ 3,923.9	$ 3,929.1